DISTRIBUTION EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure of distribution expenses [Abstract]
DISTRIBUTION EXPENSES
NOTE 20 - DISTRIBUTION EXPENSES

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Royalties (partners)	53,079	-	-
Third-party games	15,831	-	-
Processing fees	10,254	4,341	3,962
Gaming duties net of partners share (which offset the royalties expenses mentioned above)	4,913	-	-
Third party technological support	4,711	-	-
Labor and related	4,694	1,502	1,335
Call center	734	992	728
Other	3,363	3,054	660
	97,579	9,889	6,685